Leases - Navios Holdings Future Revenue for Chartered-Out Vessels, Barges, Pushboats and for Logistics Business (Table) (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Dry bulk vessels
Property Subject To Or Available For Operating Lease [Line Items]
2021	$ 36,850
2022	0
2023	0
2024	0
2025	0
2026 and thereafter	0
Total minimum revenue, net of commissions	36,850
Logistics Business
Property Subject To Or Available For Operating Lease [Line Items]
2021	119,181
2022	95,041
2023	82,671
2024	71,458
2025	71,427
2026 and thereafter	583,645
Total minimum revenue, net of commissions	$ 1,023,423